Investments in joint ventures and associates	12 Months Ended
Mar. 31, 2019
Interests In Other Entities [Abstract]
Investments in joint ventures and associates
Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence.

A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2019			2018
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,807	361	2,168	1,776	307	2,083
Exchange adjustments	17	(6)	11	(19)	7	(12)
Additions	58	85	143	65	64	129
Capitalisation of shareholder loan to Quadgas	—	—	—	69	—	69
Impairment charge against investment in Quadgas	(43)	—	(43)	(213)	—	(213)
Transfer of interest in Quadgas to assets held for sale	(1,625)	—	(1,625)	—	—	—
Share of post-tax results for the year	67	11	78	147	26	173
Share of other comprehensive income of associates, net of tax	37	—	37	147	—	147
Dividends received	(38)	(30)	(68)	(170)	(43)	(213)
Other movements[1]	11	(104)	(93)	5	—	5
Share of net assets at 31 March	291	317	608	1,807	361	2,168

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.
A list of joint ventures and associates including the name and proportion of ownership is provided in note 34. Transactions with and outstanding balances with joint ventures and associates are shown in note 31. Further information on the Group’s interest in Quadgas and the subsequent reclassification of the interest to assets held for sale is provided in note 10.
In 2017, the Group first entered into an arrangement with San Francisco-based Sunrun Neptune Investor 2016 LLC, a leading US provider of residential solar energy systems to provide investment capital. In the period to 31 March 2019, the Group invested £6 million (2018: £38 million) alongside Sunrun into a newly incorporated partnership vehicle. The investment is measured at fair value. The fair value gain on this investment of £8 million (2018: £7 million) has been reflected within the share of post-tax results for the year.
The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments of £18 million (2018: £120 million) in relation to joint ventures.
At 31 March 2019, the Group had one material joint venture, being its 50% equity stake in BritNed and one material associate, being its 26.25% investment in Millennium Pipeline Company LLC. The Group’s 39% equity stake in Quadgas is held for sale and therefore all disclosures in relation to Quadgas are included in note 10. BritNed is a joint venture with transmission system operator TenneT and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011. BritNed has a reporting period end of 31 December with monthly management reporting information provided to National Grid. Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley. Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Statement of financial position
Non-current assets	370	390	937	709
Cash and cash equivalents	59	50	35	15
All other current assets	2	4	22	28
Non-current liabilities	(11)	(10)	(326)	(331)
Current liabilities	(28)	(28)	(84)	(64)
Equity	392	406	584	357
Carrying amount of the Group’s investment	196	203	153	94

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018¹	2019	2018
	£m	£m	£m	£m
Income statement
Revenue	87	121	166	151
Depreciation and amortisation	(13)	(13)	(34)	(31)
Other costs	(10)	(16)	(35)	(41)
Operating profit	64	92	97	79
Income tax expense	(10)	(20)	—	—
Profit for the year	54	72	97	79
Group’s share of profit	27	36	25	21

1.	Comparatives for revenue and other costs have been re-presented on a net basis in line with current year classification.
Subsidiary undertakings, joint ventures and associates

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2019 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons, and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US) Holdings Limited, National Grid Holdings One plc and NGG Finance plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements.
Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown.
Incorporated in England and Wales
Registered office: 1 – 3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).

Beegas Nominees Limited
Birch Sites Limited
Carbon Sentinel Limited
Droylsden Metering Services Limited
Gridcom Limited
Icelink Interconnector Limited
Landranch Limited
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Natgrid Limited
NatGrid One Limited
NatgridTW1 Limited
National Grid Belgium Limited
National Grid Blue Power Limited
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Four Limited
National Grid Fourteen Limited
National Grid Gas Holdings Limited
National Grid Gas plc
National Grid Grain LNG Limited
National Grid Holdings Limited
National Grid Holdings One plc
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited
National Grid Metering Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited (previously National Grid Thirty Four Limited)

National Grid Property Holdings Limited
National Grid Seventeen Limited
National Grid Smart Limited
National Grid Ten
National Grid Thirty Five Limited
National Grid Thirty Six Limited
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty-Five Limited
National Grid Twenty Seven Limited
National Grid Twenty Three Limited
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid (US) Holdings Limited
National Grid (US) Investments 2 Limited
National Grid (US) Investments 4 Limited
National Grid (US) Partner 1 Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NG Shetland Link Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
NGT Telecom No. 1 Limited
NGT Two Limited
Port Greenwich Limited
Stargas Nominees Limited
Supergrid Electricity Limited
Supergrid Energy Transmission Limited
Supergrid Limited
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[1]

1.	Registered office: Shire Hall, PO Box 9, Warwick CV34 4RL, UK

34. Subsidiary undertakings, joint ventures and associates continued

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).

Boston Gas Company[1]
British Transco Capital Inc.
British Transco Finance, Inc.
Broken Bridge Corp.[2]
Colonial Gas Company[1]
EUA Energy Investment Corporation[1]
Granite State Power Link LLC
GridAmerica Holdings Inc.
Grid NY LLC[3]
KeySpan CI Midstream Limited
KeySpan Energy Corporation[3]
KeySpan Energy Services Inc.
KeySpan Gas East Corporation[3]
KeySpan International Corporation
KeySpan MHK, Inc.
KeySpan Midstream Inc.
KeySpan Plumbing Solutions, Inc.[3]
KSI Contracting, LLC
KSI Electrical, LLC
KSI Mechanical, LLC
Land Management & Development, Inc.[3]
Landwest, Inc.[3]
Massachusetts Electric Company[1]
Metro Energy, LLC[3]
Metrowest Realty LLC
Mystic Steamship Corporation
Nantucket Electric Company[1]
National Grid Algonquin LLC
National Grid Connect Inc.
National Grid Development Holdings Corp.
National Grid Electric Services, LLC[3]
National Grid Energy Management, LLC
National Grid Energy Services LLC
National Grid Energy Trading Services LLC[3]
National Grid Engineering & Survey Inc.[3]
National Grid Generation LLC[3]
National Grid Generation Ventures LLC[3]
National Grid Glenwood Energy Center, LLC
National Grid Green Homes Inc.
National Grid IGTS Corp.[3]
National Grid Insurance USA Ltd[3]
National Grid Islander East Pipeline LLC
National Grid LNG GP LLC
National Grid LNG LLC
National Grid LNG LP LLC
National Grid Millennium LLC
National Grid NE Holdings 2 LLC[1]
National Grid North America Inc.
National Grid North East Ventures Inc.
National Grid Partners Inc. (previously National Grid Technologies Inc.)[3]
National Grid Port Jefferson Energy Center LLC
National Grid Services Inc.
National Grid Transmission Services Corporation[1]
National Grid US 6 LLC
National Grid US LLC
National Grid USA
National Grid USA Service Company, Inc.[3]
Nees Energy, Inc.[1]
New England Electric Transmission Corporation[2]
New England Energy Incorporated[1]
New England Hydro Finance Company, Inc. (53.704%)[1]
New England Hydro-Transmission Corporation (53.704%)[2]
New England Hydro-Transmission Electric Company Inc. (53.704%)[1]
New England Power Company[1]
Newport America Corporation[4]
NGNE LLC
NGV Emerald Acquisition Co. LLC[5]
NGV Emerald Holdings LLC[5]
Niagara Mohawk Energy, Inc.
Niagara Mohawk Holdings, Inc.[3]
Niagara Mohawk Power Corporation[3]
NM Properties, Inc.[3]
Northeast Renewable Link LLC
North East Transmission Co., Inc.
Opinac North America, Inc.
Philadelphia Coke Co., Inc.
Port of the Islands North, LLC[3]
The Brooklyn Union Gas Company[3]
The Narragansett Electric Company[4]
Transgas, Inc.[1]
Upper Hudson Development Inc.[1]
Valley Appliance and Merchandising Company[4]
Vermont Green Line Devco, LLC (90%)
Wayfinder Group, Inc.[1]

Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia
National Grid Australia Pty Limited

Incorporated in Canada
Registered office: 1959 Upper Water Street, Suite 800, Halifax NS, B3J 2X2, Canada
KeySpan Energy Development Co.

Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited

Incorporated in Jersey
Registered office: 44 Esplanade, St Helier, Jersey JE4 9WG, UK
National Grid Jersey Investments Limited
NG Jersey Limited

Incorporated in the Netherlands
Registered office: Westblaak 89, 3012 KG Rotterdam, PO Box 21153,
3001 AD, Rotterdam, Netherlands
British Transco International Finance B.V.
Registered office: Prins Bernhardplein 200, 1097 JB, Amsterdam, Netherlands
National Grid Holdings B.V.

Incorporated in the Republic of Ireland
Registered office: c/o Moore Stephens Nathans, Third Floor, Ulysses House, 23/24 Foley Street, Dublin 1, D01 W2T2, Ireland
National Grid Company (Ireland) Designated Activity Company (previously National Grid Insurance Company (Ireland) Designated Activity Company)*

1.	Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, Suffolk County, USA.

2.	Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, Merrimack County, USA.

3.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207-2543, Albany County, USA.

4.	Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, Kent County, USA.

5.	Registered office: 404 Wyman Street, Waltham MA 02451 USA.

*	In liquidation.

34. Subsidiary undertakings, joint ventures and associates continued
Joint ventures
A list of the Group’s joint ventures as at 31 March 2019 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting. Principal joint ventures are identified in bold.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
Joint Radio Company Limited (50%)[1]**
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†
St William Homes LLP (50%)[2]

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).
Clean Energy Generation, LLC (50%)
Goldendale Energy Storage LLC (50%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[3]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)
Swan Lake North Holdings LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291, Paris La Defense, CEDEX, France
IFA2 SAS (50%)

Associates
A list of the Group’s associates as at 31 March 2019 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting. Principal associates are identified in bold.
Incorporated in England and Wales
Registered office: Ashbrook Court, Prologis Park, Central Boulevard, Coventry CV7 8PE, UK
Quadgas HoldCo Limited (39%)#

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, New Castle County, USA (unless stated otherwise in footnotes).
Algonquin Gas Transmission, LLC (20%)[3]
Clean Line Energy Partners LLC (32%)[3]
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power, Inc. (26%)[5]
Energy Impact Fund LP (9.42%)[6]
KHB Venture LLC (33%)[7]
Maine Yankee Atomic Power Company (24%)[8]
Millennium Pipeline Company, LLC (26.25%)[3]
New York Transco LLC (28.3%)[9]
Nysearch RMLD, LLC (22.63%)
Sunrun Neptune Investor 2016 LLC[3]***
Yankee Atomic Electric Company (34.5%)[10]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2019 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡

1.	Registered office: Friars House, Manor House Drive, Coventry CV1 2TE, UK.

2.	Registered office: Berkeley House, 19 Portsmouth Road, Cobham, Surrey KT11 1JG, UK.

3.	Registered office: Corporation Trust Company, 1209 Orange, Wilmington DE 19808, New Castle County, USA.

4.	Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424, USA.

5.	Registered office: 507 Plum Street, PO Box 5001, Syracuse NY 13250, USA.

6.	Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, Sussex County, USA.

7.	Registered office: De Maximus Inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.

8.	Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.

9.	Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.

10.	Registered office: Brian Smith, 49 Yankee Road, Rowe MA 01367, USA.

*	National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.

**	National Grid Gas plc owns all £1.00 A Ordinary shares.

***	National Grid Green Homes Inc. owns 1,000 Class A Membership Interests.

†	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.

‡	In administration.

#	Quadgas HoldCo Limited is included in the financial statements from 30 June 2018 as an asset held for sale.

Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.